1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (December 2016 Note) (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Nature of Operations

(A) Nature of Operations

OCEES International Inc. (“OCEES”) was formed under the laws of Hawaii on January 21, 1998. Ocean Thermal Energy Corporation (“OTE Delaware”) was a Delaware corporation formed on October 18, 2010. In 2011, OCEES and OTE Delaware entered into a share exchange agreement. The transaction was treated as a merger of entities under common control as 100% of the stockholders of OCEES exchanged their shares for 100% of the outstanding shares of OTE Delaware.

OTE Delaware used its proprietary technology to develop, build, own, and operate renewable energy systems, primarily in the Eastern and Western Caribbean Islands.

On December 17, 2013, Broadband Network Affiliates, Inc. (“BBNA”), a Nevada Corporation, changed its state domicile and became a Delaware Corporation. On December 23, 2013, BBNA entered into a merger agreement with OTE Delaware, which was effective December 31, 2013. Upon completion of the merger, BBNA changed its name to Ocean Thermal Energy Corporation (“OTE”) and the former OTE Delaware ceased to exist. The transaction was treated as a reverse merger and recapitalization by OTE Delaware. For purposes of this report, “we,” “us,” and “our” refers to OTE, the surviving entity, after taking into effect the merger transaction, and its subsidiaries.

We develop projects for renewable power generation, desalinated water production, and air conditioning using our proprietary technologies designed to extract energy from the temperature differences between warm surface water and cold deep water.

Principal Subsidiary Undertakings

(B) Principal Subsidiary Undertakings

Our consolidated financial statements for the years ended December 31, 2016 and 2015, include the following subsidiaries:

Name	Place of Incorporation / Establishment	Principal Activities	Date Formed
Ocean Thermal Energy Bahamas Ltd.	Bahamas	Intermediate holding company of OTE BM Ltd. and OTE Bahamas O&M Ltd.	07/04/2011

OTE BM Ltd.	Bahamas	OTEC/SDC development in the Bahamas	09/07/2011

OCEES International Inc.	Hawaii, USA	Research and development for the Pacific Rim	01/21/1998

Ocean Thermal Energy UK Limited	England and Wales	Dormant	07/22/2010

OTEC Innovation Group Inc.	Delaware, USA	Dormant	06/02/2011

OTE-BM Energy Partners LLC	Delaware, USA	Dormant	06/02/2011

OTE Bahamas O&M Ltd.	Bahamas	Dormant	09/07/2011

Ocean Thermal Energy Holdings Ltd.	Bahamas	Dormant	03/05/2012

Ocean Thermal Energy Cayman Ltd.	Caymans	Dormant	03/26/2013

OTE HC Ltd.	Caymans	Dormant	03/26/2013

Ocean Thermal Energy USVI, Inc.	Virgin Islands	Dormant	07/12/2016

We have an effective interest of 100% in each of our subsidiaries.

Use of Estimates

(C) Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates include the assumptions used in valuing equity investments and issuances, valuation of deferred tax assets, and depreciable lives of property and equipment.

Cash and Cash Equivalents

(D) Cash and Cash Equivalents

We consider all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At December 31, 2016 and 2015, we had no cash equivalents.

Income Taxes

(E) Income Taxes

We account for income taxes under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10-25, “Income Taxes—Overall—Recognition.” Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740-10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Our 2011 to 2016 tax years remain open to audit by the Internal Revenue Service and state tax authorities.

Business Segments

(F) Business Segments

We conduct operations in various foreign jurisdictions that use our technology. Our segments are based on the location of their operations. The U.S. territories segment consists of operations in the U.S. Virgin Islands and Guam; the Bahamas segment consists of operations specific to the Bahamas; and the other segment currently consists of operations in the Cayman Islands. Direct revenues and costs, depreciation, depletion, and amortization costs, general and administrative costs (“G&A”), and other income directly associated with their respective segments are detailed within the following discussion. Identifiable net property and equipment are reported by business segment for management reporting and reportable business segment disclosure purposes. Current assets, other assets, current liabilities, and long-term debt are not allocated to business segments for management reporting or business segment disclosure purposes.

Reportable business segment information for the years ended December 31, 2016, and December 31, 2015, is as follows:

December 31, 2016
	Headquarters	US Territories	Bahamas	Other	Total
Revenue	$–	$–	$–	$–	$–
Assets	40,410	797,287	–	48,998	886,695
Net Loss	(5,837,007)	–	(271,110)	–	(6,108,117)
Property and equipment	2,366	–	–	–	2,366
Capitalized construction in process		797,287	–	48,998	846,285
Depreciation	4,207	–	–	–	4,207
Additions to Property and equipment	–	119,722	–	–	119,722

December 31, 2015
	Headquarters	US Territories	Bahamas	Other	Total
Revenue	$–	$–	$–	$–	$–
Assets	165,367	677,564	244,285	48,998	1,136,214
Net Loss	(6,406,177)	–	(6,978,457)	–	(13,384,634)
Property and equipment	6,573	–	–	–	6,573
Capitalized construction in process	–	677,564	244,285	48,998	970,847
Depreciation	7,219	–	–	–	7,219
Additions to Property and equipment	–	134,471	13,235	–	147,706

For the year ended December 31, 2016, the U.S. territories are comprised of U.S. Virgin Islands project (approx. $632,000) and Guam project (approx. $165,000). Other territories are comprised of Cayman Islands project (approx. $49,000).

For the year ended December 31, 2015, the U.S. territories are comprised of U.S. Virgin Islands project (approx. $513,000) and Guam project (approx. $165,000). The Bahamas territories are comprised of Bahamas Electricity Corporation project (approx. $244,000). Other territories are comprised of Cayman Islands project (approx. $49,000).

Property and Equipment

(G) Property and Equipment

Furniture, vehicles, equipment, and software are recorded at cost and include major expenditures that increase productivity or substantially increase useful lives.

Maintenance, repairs, and minor replacements are charged to expenses when incurred. When furniture, vehicles, or equipment is sold or otherwise disposed of, the asset and related accumulated depreciation are removed from this account, and any gain or loss is included in the statement of operations.

Assets under construction represent costs incurred by us for our renewable energy systems currently in process. Generally, all costs incurred during the development stage of our projects are capitalized and tracked on an individual project basis and are included in construction in progress until the project has been placed into service. If a project is abandoned, the associated costs that have been capitalized are charged to expense in the year of abandonment. Expenditures for repairs and maintenance are charged to expense as incurred. Interest costs incurred during the construction period of defined major projects from debt that is specifically incurred for those projects are capitalized.

Direct labor costs incurred for specific major projects expected to have long-term benefits are capitalized. Direct labor costs subject to capitalization include employee salaries, as well as related payroll taxes and benefits. With respect to the allocation of salaries to projects, salaries are allocated based on the percentage of hours that our key managers, engineers, and scientists work on each project. These individuals track their time worked at each project. Major projects are generally defined as projects expected to exceed $500,000. Direct labor includes all of the time incurred by employees directly involved with construction and development activities. Time spent in general and indirect management and in evaluating the feasibility of potential projects is expensed when incurred.

We capitalize costs incurred once the project has met the project feasibility stage. Costs include environmental engineering, permits, government approval, and site engineering costs. We currently have four projects in the development stage and one project in the construction phase. We capitalize direct interest costs associated with the projects. As of December 31, 2016 and 2015, we have no interest costs capitalized.

The cost of furniture, vehicles, equipment, and software is depreciated over the estimated useful lives of the related assets.

Depreciation is computed using the straight-line method for financial reporting purposes. The estimated useful lives and accumulated depreciation for land, buildings, furniture, vehicles, equipment, and software are as follows:

Years
Computer Equipment	3
Software	5

Fair Value

(H) Fair Value

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles in the United States, and enhances disclosures about fair value measurements. ASC 820 describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value, which are the following:

·	Level 1–Pricing inputs are quoted prices available in active markets for identical assets or liabilities as of the reporting date.

·	Level 2–Pricing inputs are quoted for similar assets or inputs that are observable, either directly or indirectly, for substantially the full term through corroboration with observable market data. Level 2 includes assets or liabilities valued at quoted prices adjusted for legal or contractual restrictions specific to these investments.

·	Level 3–Pricing inputs are unobservable for the assets or liabilities; that is, the inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Management believes the carrying amounts of the short-term financial instruments, including cash and cash equivalents, accounts receivable, prepaid expense and other assets, accounts payable, accrued liabilities, notes payable, deferred compensation, and other liabilities reflected in the accompanying balance sheets approximate fair value at December 31, 2016 and 2015, due to the relatively short-term nature of these instruments.

Concentrations

(I) Concentrations

Cash and cash equivalents and restricted cash are deposited with major financial institutions, and at times, such balances with any one financial institution may be in excess of FDIC-insured limits. As of December 31, 2016 and 2015, $0 and $0 were deposited in excess of FDIC-insured limits. Management believes the risk in these situations to be minimal.

Loss per Share

(J) Loss per Share

The basic loss per share is calculated by dividing our net loss available to common shareholders by the weighted average number of common shares during the period. The diluted loss per share is calculated by dividing our net loss by the diluted weighted average number of shares outstanding during the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. We have 16,012,210 and 22,327,876 shares issuable upon the exercise of warrants and options and 205,667 and 205,667 shares issuable upon the conversion of the green energy bonds and notes that were not included in the computation of dilutive loss per share because their inclusion is antidilutive for the years ended December 31, 2016 and 2015, respectively.

Revenue Recognition

(K) Revenue Recognition

We will recognize revenue on arrangements in accordance with FASB ASC Topic 605, “Revenue Recognition.” In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed, and collectability of the resulting receivable is reasonably assured.

Recently Issued Accounting Pronouncements

(L) Recent Accounting Pronouncements

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. Historically, there has been a diversity in practice in how certain cash receipts/payments are presented and classified in the statement of cash flows under Topic 230. The purpose of the Update is to reduce the existing diversity in practice by clarifying the presentation of certain types of transactions. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company notes that this guidance applies to its reporting requirements and will implement the new guidance accordingly.

All other newly issued accounting pronouncements, but not yet effective, have been deemed either immaterial or not applicable.